Loss for the Period	12 Months Ended
Jan. 31, 2021
Loss For Period
Loss for the Period
7	Loss for the Period

The loss for the period was derived after charging/(crediting):

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s

Staff costs (see note 10)[1]	30,175	28,009	31,380
Depreciation of property, plant and equipment (see note 18)	1,098	1,338	2,151
Depreciation of right-of-use assets (see note 19)	7,144	8,676	-
Amortisation of acquired intangibles (see note 20)[2]	458	589	231
Impairment of Plant and equipment (see note 18)	341	491	281
Impairment of right-of-use assets (see note 19)	1,221	-	-
Impairment of intangible assets (see note 20)	3,333	8,413	7,892
Loss on disposal of property, plant and equipment	134	322	232
Other income
- Proceeds from Government wage subsidies	(2,878)	-	-
- Rent concessions received	(1,345)	-	-
Brand transition, restructure and transaction expense
- Transaction expenses	3,009	9,597	9,267
- Agreed settlement of debt	5,701	-	-
- Contract termination costs	2,175	4,696	-
Operating lease rentals
- Land and buildings	-	-	9,236
- Other	-	-	524
Gain on sale of intangible assets	-	(906)	-
Auditor’s remuneration (note 11)	743	679	1,050

[1] Staff costs include an accrual of $11.6m for phantom warrants which has been recognised in the brand transition, restructure and transaction expense line in the consolidated statement of profit or loss and other comprehensive income

[2] Amortisation charges on the Group’s intangible assets are recognised in the administrative expenses line of the consolidated statement of profit or loss and other comprehensive income.